Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity
NOTE 14:-	SHAREHOLDERS' EQUITY

a.	The ordinary shares of the Company are traded on the Tel-Aviv Stock Exchange and its American Depositary Shares ("ADS's") are traded on NASDAQ.

b.	Share option plans:

In 2003, the Company adopted the 2003 Stock Option Plan ("the 2003 Option Plan"). Under the 2003 Option Plan, employees and officers of the Company may be granted options to acquire ordinary shares. The options to acquire ordinary shares are granted at an exercise price of not less than the fair market value of the ordinary shares on the grant date, subject to certain exceptions, which may be determined by the Company's Board of Directors. Generally, under the terms of the 2003 Option Plan, 25% of the stock options granted become exercisable on the first anniversary of the date of grant and 6.25% become exercisable once every quarter during the subsequent three years. Stock options expire six years after the date of grant.

Pursuant to the terms of the acquisitions of Actimize Ltd., Orsus Solutions Ltd, e-Glue Software Technologies Inc. and Fizzback, the Company assumed or replaced unvested options, Restricted Stock Awards ("RSA's") and Restricted Stock Units ("RSU's") and converted them into NICE options, RSA's and RSU's, based on the agreed exchange ratio. Each assumed option, RSA and RSU is subject to the same terms and conditions, including vesting and timing of exercisability, as applied to any such option, RSA and RSU immediately prior to the acquisition.

In June 2008, the Company adopted the 2008 Share Incentive Plan ("the 2008 Plan"), to provide incentives to employees, directors, consultants and/or contractors by rewarding performance and encouraging behavior that will improve the Company's profitability. Under the 2008 Plan, the Company's employees, directors, consultants and/or contractors may be granted any equity-related award, including any type of an option to acquire the Company's ordinary shares and/or share appreciation right and/or share and/or restricted share and/or restricted share unit and/or other share unit and/or other share-based award and/or other right or benefit under the 2008 Plan (each an "Award"). The options to acquire ordinary shares are granted at an exercise price of not less than the fair market value of the ordinary shares on the date of the grant, subject to certain exceptions which may be determined by the Company's Board of Directors, including in some cases options granted with an exercise price at par value.

Generally, under the terms of the 2008 Plan, 25% of an Award granted become exercisable on the first anniversary of the date of grant and 6.25% become exercisable once every quarter during the subsequent three years. Specifically with respect to restricted share units and par value options, unless determined otherwise by the Board of Directors, 25% of the restricted share units granted become vested on each of the four consecutive annual anniversaries following the date of grant. Awards with a vesting period expire six years after the date of grant. The 2008 Plan provides that the maximum number of shares that may be subject to Awards granted under the 2008 Plan shall be an amount per calendar year, equal to 3.5% of the Company's issued and outstanding share capital as of December 31 of the preceding calendar year. Such amount is reset for each calendar year.

In December 2010, the Company amended the 2008 Plan, such that: (i) options are granted at an exercise price equal to the average of the closing prices of one ordinary share, as quoted on the NASDAQ market, during the 30 consecutive calendar days preceding the date of grant, unless determined otherwise by the administrator of the 2008 Plan (including in some cases options granted with an exercise price equal to the nominal value of an ordinary share), and (ii) options granted with an exercise price equal to the nominal value of an ordinary share shall have a vesting schedule identical to that of restricted share units, as indicated above.

The fair value of the Company's stock options granted to employees and directors for the years ended December 31, 2011, 2010 and 2009 was estimated using the following assumptions:

	2011	2010	2009

Expected volatility	34.3%-43.8%	42.8%-48.4%	42.6%-47.7%
Weighted average volatility	43.02%	43.7%	44.7%
Risk free interest rate	0.2%-1.3%	0.8%-1.8%	1.2%-2.1%
Expected dividend	0%	0%	0%
Expected term (in years)	2.5-3.7	2.5-3.7	2.5-3.7

A summary of the Company's stock options activity and related information for the year ended December 31, 2011, is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2011	5,227,075	$22.69	4.15	$63,863
Granted	1,173,178	$19.38
Assumed	148,392	$0.46
Exercised	(1,291,535)	$20.16
Forfeited	(258,317)	$19.86
Cancelled	(15,252)	$31.76

Outstanding at December 31, 2011	4,983,541	$22.01	4.09	$62,049

Exercisable at December 31, 2011	1,940,390	$25.46	3.10	$17,515

On June 15, 2009, the Company repriced 1,020,400 outstanding options that were granted on September 2, 2008, from their previous exercise price of $ 30.25 to an exercise price of $ 22.53. The Company accounted for the re-pricing as a modification and recorded an additional compensation expense, in the amount of $ 2,082, which is recognized over the remaining vesting period or immediately for vested options.

On June 15, 2009, the Company's Board of Directors resolved to approve a privately negotiated transaction with certain executive officers, pursuant to which the Company exchanged 265,000 options granted in 2007 having an exercise price per share ranging between $ 34.00 and $ 39.00 with new options having an exercise price per share equal to $ 22.53. The new options vest in 25% annual increments over a four-year period from the new grant date and will expire six years following the new grant date. The Company accounted for the exchange as a modification and recorded an additional compensation expense, in the amount of $ 1,140, which is recognized over the new vesting period.

On August 5, 2009, pursuant to a tender offer commenced June 23, 2009, the Company exchanged on a three-for-one basis 1,492,204 options at exercise prices above $ 30 into 311,454 options and 185,932 RSUs (at par value). The new awards vest in 25% annual increments over a four-year period and have a new six-year term. The Company accounted for the exchange of options as a modification and recorded total incremental costs in the amount of $ 4,684 which is recognized over the new vesting period.

The weighted-average grant-date fair value of options granted during the years 2011, 2010 and 2009 was $ 17.99, $ 14.58 and $ 10.43, respectively.

The total intrinsic value of options exercised during the years 2011, 2010 and 2009 was $ 19,295, $ 15,294 and $ 13,457, respectively.

The options outstanding under the Company's stock option plans as of December 31, 2011 have been separated into ranges of exercise price as follows:

					Weighted
	Options	Weighted		Options	average
	outstanding	average	Weighted	exercisable	exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	options
exercise price	2011	Term	price	2011	exercisable
		(Years)	$		$

$0.02	828	1.66	0.02	828	0.02
$0.26	1,090,915	4.95	0.26	168,955	0.26
$0.69	51,831	5.82	0.69	3,577	0.69
$2.89	7,552	1.66	2.89	7,552	2.89
$6.00-6.87	30,050	1.66	6.57	30,050	6.57
$12.65-14.60	53,460	1.66	14.21	53,460	14.21
$21.76-32.31	3,253,516	3.96	28.14	1,401,906	27.78
$32.92-34.78	495,389	3.24	34.02	274,062	34.40

	4,983,541	4.09	22.01	1,940,390	25.46

A summary of the Company's Restricted Stock Awards ("RSA") activity and related information for the year ended December 31, 2011, is as follows:

	Number of RSA	Weighted average exercise price

Outstanding at January 1, 2011	6,027	$2.07
Vested	(5,988)	$2.08
Forfeited	(39)	$0.02

Outstanding at December 31, 2011	-	$-

A summary of the Company's Restricted Stock Units ("RSU") activity and related information for the year ended December 31, 2011, is as follows:

	Number of RSU	Weighted average exercise price *)
Outstanding at January 1, 2011	421,579	NIS	1
Issued	250,708	NIS	1
Assumed	17,303	NIS	1
Vested	(106,144)	NIS	1
Forfeited	(57,946)	NIS	1

Outstanding at December 31, 2011	525,500	NIS	1

*)	Weighted average exercise price is NIS 1 (par value) which represents approximately $ 0.26.

As of December 31, 2011, there was approximately $ 39,487 of unrecognized compensation expense related to non-vested stock options and restricted stock awards, expected to be recognized over four years.

c.	Employee Stock Purchase Plan:

Eligible employees under the Employee Stock Purchase Plan ("ESPP") can have between 2% to 10% of their earnings withheld, under certain limitations, to be used to purchase ordinary shares. The price of ordinary shares purchased under the ESPP is equal to 95% of the fair market value of the ordinary shares.

During 2011, 2010 and 2009, employees purchased 16,582, 16,537 and 17,331 shares at average prices of $ 33.88, $ 26.38 and $ 21.59 per share, respectively.

d.	Treasury shares:

On February 15, 2011 and on November 2, 2011, the board of directors of the Company authorized a program to repurchase up to $ 100,000 and an additional $ 100,000, respectively of the Company's issued and outstanding ordinary shares and ADRs. Repurchases may be made from time to time in the open market or in privately negotiated transactions and will be in accordance with applicable securities laws and regulations. The timing and amount of the repurchase transactions will be determined by management and may depend on a variety of factors, including market conditions, alternative investment opportunities and other considerations. The program does not obligate the Company to acquire any particular amount of ordinary shares and ADRs and the program may be modified or discontinued at any time without prior notice.

e.	Dividends:

Dividends, if any, will be paid in NIS. Dividends paid to shareholders outside Israel may be converted to dollars on the basis of the exchange rate prevailing at the date of the conversion. The Company does not intend to pay cash dividends in the foreseeable future.